CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (54,974)	$ (30,591)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	2,067	1,790
(Gain) loss on change in fair value of SAFE and warrant liabilities	(330)	699
Depreciation of property, plant and equipment	3,433	2,763
Non-cash lease expense	1,343	1,248
Non-cash recognition of licensing revenue	(1,620)	(1,516)
Gain from equity method investees, net	(2,346)	(2,371)
Gain on extinguishment of debt	0	(3,065)
Net foreign exchange loss	1,311	11
Changes in operating assets and liabilities:
Accounts receivable, net	(8,710)	3,581
Contract assets	(3,270)	(3,838)
Other assets	(5,981)	(558)
Accounts payable and accrued salaries and wages	463	717
Contract liabilities	(471)	4,301
Operating lease liabilities	(1,518)	(1,389)
Other liabilities	(733)	1,500
Net cash used in operating activities	(71,336)	(26,718)
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(6,530)	(4,201)
Net cash used in investing activities	(6,530)	(4,201)
Cash Flows From Financing Activities:
Proceeds from issue of equity instruments of the Company	23	83,775
Proceeds from exercise of a warrant	0	3,150
Repurchase of equity instruments of the Company	0	(396)
Repayment of borrowings	0	(570)
Net cash provided by financing activities	23	85,959
Net increase (decrease) in cash, cash equivalents and restricted cash	(77,843)	55,040
Cash, cash equivalents and restricted cash at beginning of period	128,732	60,909
Effects of currency translation on cash, cash equivalents and restricted cash	145	(249)
Cash, cash equivalents and restricted cash at end of period	51,034	115,700
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of property, plant and equipment under accounts payable	107	346
Receipt of common shares as payment for option exercises	0	938
PPP loan forgiveness	$ 0	$ 3,065